Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Natural Gas Reserve Quantities (Details) - MMBbls	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Proved Developed And Undeveloped Reserves [Roll Forward]
Sales of reserves in place (in Bcf)	(2)
Natural Gas
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	13,419	12,246	11,318
Extensions and discoveries (in Bcf)	202	1,185	251
Improved recovery (in Bcf)	152	603	192
Purchases of reserves in place (in Bcf)	1,090	0	228
Sales of reserves in place (in Bcf)	(44)	(6)	0
Production (in Bcf)	(769)	(755)	(693)
Economic revisions due to prices (in Bcf)	(3,860)	88	(575)
Revisions of prior estimates (in Bcf)	987	58	1,526
Proved reserves, net, ending balance	11,177	13,419	12,246
Net proved developed reserves (in Bcf)	3,357	4,040	4,975	4,492
Natural Gas | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	13,393	12,217	11,285
Extensions and discoveries (in Bcf)	202	1,185	251
Improved recovery (in Bcf)	152	603	192
Purchases of reserves in place (in Bcf)	1,090	0	228
Sales of reserves in place (in Bcf)	(44)	(6)	0
Production (in Bcf)	(765)	(750)	(688)
Economic revisions due to prices (in Bcf)	(3,860)	87	(572)
Revisions of prior estimates (in Bcf)	988	57	1,521
Proved reserves, net, ending balance	11,155	13,393	12,217
Net proved developed reserves (in Bcf)	3,347	4,029	4,956	4,469
Natural Gas | North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	3	4	8
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(1)	(1)	(1)
Economic revisions due to prices (in Bcf)	0	0	0
Revisions of prior estimates (in Bcf)	1	(1)	(3)
Proved reserves, net, ending balance	3	3	4
Net proved developed reserves (in Bcf)	3	1	1	3
Natural Gas | Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	23	25	25
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(3)	(4)	(4)
Economic revisions due to prices (in Bcf)	0	1	(3)
Revisions of prior estimates (in Bcf)	(2)	1	7
Proved reserves, net, ending balance	18	23	25
Net proved developed reserves (in Bcf)	7	10	19	20